Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Feb. 28, 2025
Trade and Other Receivables and Prepayments [Abstract]
Schedule of Trade and Other Receivables and Prepayments
	As of February 28/29
Figures in Rand thousands	2025	2024

Trade amounts due from related parties	369	-
Trade receivables	672,370	554,107
Expected credit loss provision	(210,906)	(165,240)
	461,833	388,867
Other receivables
Non-trade amounts due from related parties	173	-
Deposits	24,631	500,646
Sundry debtors	38,661	24,656
Finance lease receivables	12,888	17,326
	538,186	931,495

Prepayments	63,726	55,778
Other taxes	7,178	16,956
Total trade and other receivables and prepayments	609,090	1,004,229

Non-current	11,629	18,831
Current	597,461	985,398
	609,090	1,004,229

Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received	The following table shows the maturity analysis of the undiscounted lease payments to be received:
	As of February 28/29
Figures in Rand thousands	2025	2024
Maturities analysis
– within one year	4,830	4,438
– within two to four years	8,058	12,888
Present value of lease payments	12,888	17,326

Non-current asset	8,058	12,888
Current asset	4,830	4,438
	12,888	17,326

Schedule of Reconciliation of the Expected Credit Loss Provision Recognized with Regard to Trade and Other Receivables

Reconciliation of the expected credit loss provision recognized with regard to trade and other receivables

	As of February 28/29
Figures in Rand thousands	2025	2024

Beginning balance	(165,240)	(149,541)
Allowance for expected credit losses, net	(114,555)	(109,422)
Amounts utilized	67,292	90,538
Translation adjustments	1,597	3,185
Ending balance	(210,906)	(165,240)